Value of Business Acquired - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Accumulated amortization of VOBA and other intangible assets	$ 244,692	$ 242,835